Inventories - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Nov. 30, 2021	Nov. 30, 2020
Statement [line items]
Inventory writedown	$ 21	$ 917
Provision of inventories	660
Cost of sales
Statement [line items]
Inventory writedown	0	910
Reversal of inventory write down	51	0
Cost of goods sold
Statement [line items]
Inventory writedown	$ 30	$ 7